UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2013

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes—105.0%
Alabama—1.4%
$50,000	AL Agriculture & Mechanical University[1]	5.000%	11/01/2024	05/01/2017	A	$50,179
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	100,065
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/01/2014	A	15,010
240,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	240,158
235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	01/01/2014	A	235,155
210,000	Jefferson County, AL Sewer[1]	5.250	02/01/2014	02/01/2014		208,475
100,000	Talladega County, AL Board of Education[1]	5.000	11/01/2022	07/05/2013	A	100,092

						949,134
Alaska—0.0%
10,000	AK HFC, Series B1	5.250	12/01/2025	06/01/2015	A	10,717
Arizona—2.9%
50,000	AZ Health Facilities Authority (Banner Health System)[1]	5.000	01/01/2022	01/01/2017	A	55,147
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	259,705
500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)[1]	5.500	07/01/2026	07/01/2014	A	519,940
395,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	12/02/2017	B	467,009
250,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	257,330
490,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2018	01/01/2014	A	500,658

						2,059,789
Arkansas—0.1%
70,000	University of Arkansas (Fayetteville)[1]	5.250	11/01/2017	07/28/2013	A	70,272
California—23.2%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,593
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)[1]	5.000	04/01/2022	04/01/2016	A	27,906
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,000,720
30,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	11/28/2013	A	29,997
40,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	07/28/2013	A	40,159
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	462,239

1	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$75,000	CA GO1	5.000%	09/01/2019	09/01/2016	A	$83,076
5,000	CA GO1	6.000	08/01/2020	08/01/2013	A	5,025
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	491,828
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	546,385
500,000	CA Health Facilities Financing Authority (CHW)[1]	5.250	03/01/2024	03/01/2016	A	536,990
45,000	CA Health Facilities Financing Authority (CHW/CMF Obligated Group)[1]	5.125	07/01/2022	09/20/2014	A	48,257
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	06/01/2014	A	130,393
90,000	CA Public Works (California State University)[1]	5.400	12/01/2016	07/28/2013	A	90,346
50,000	CA Public Works (California State University)[1]	5.500	09/01/2015	07/28/2013	A	50,202
250,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	07/28/2013	A	250,843
125,000	CA Public Works (Dept. of Mental Health)[1]	5.500	06/01/2020	06/01/2014	A	131,114
1,000,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2024	03/01/2023	A	1,118,830
25,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	07/28/2013	A	25,101
50,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	07/28/2013	A	50,185
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	07/28/2013	A	50,210
400,000	CA Statewide CDA (Episcopal Communities and Services)[1]	5.000	05/15/2020	05/15/2020		449,336
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	10/01/2013	A	25,062
25,000	Central CA Unified School District COP[1]	5.000	08/01/2022	08/01/2017	A	26,981
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2018		107,825
100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		110,143
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		109,971
10,000	Corona, CA COP	5.500	08/01/2015	07/28/2013	A	10,039
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	113,303
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	533,690
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17	5.000	09/01/2019	09/01/2013	A	20,658

2	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$250,000	Jurupa, CA Unified School District[1]	5.000%	08/01/2021	08/01/2021		$288,953
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	519,095
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250	12/01/2016	12/01/2014	A	52,323
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	530,580
25,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2016	07/28/2013	A	25,079
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	263,140
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	114,842
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2014	A	191,784
100,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2004-1	5.100	09/01/2017	09/01/2013	A	103,296
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	535,575
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	500,330
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	263,628
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	261,188
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2021	10/01/2016	A	71,829
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	A	101,751
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		109,326
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	03/02/2021	A	410,644
500,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	A	516,680
105,000	Riverside, CA Unified School District[1]	5.000	09/01/2024	09/01/2016	A	108,032
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	07/28/2013	A	50,056
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		168,120
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		223,926
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		50,383

3	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2019	10/01/2019		$274,922
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		391,209
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	545,340
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	274,485
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	218,770
25,000	San Juan, CA Unified School District[1]	5.000	08/01/2020	08/01/2015	A	26,816
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2013	A	203,522
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		563,493
655,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2024	09/01/2023	A	681,462
50,000	Saugus, CA Union School District Community Facilities District No. 2006	6.250	09/01/2027	09/01/2013	A	52,016
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	537,510
250,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	272,835
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	109,569
100,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	108,544

						16,408,460
Colorado—1.2%
250,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	265,835
85,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	07/28/2013	A	85,179
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		521,035

						872,049
Connecticut—0.7%
500,000	Stamford, CT GO1	5.250	07/15/2015	07/15/2013	A	501,175
District of Columbia—0.6%
100,000	District of Columbia Ballpark[1]	5.000	02/01/2022	02/01/2016	A	103,166
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	09/12/2027	B	292,194

						395,360
Florida—7.4%
1,000,000	Brevard County, FL School Board COP[1]	5.000	07/01/2028	07/01/2023	A	1,073,270

4	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$ 100,000	Dade County, FL GO (Seaport)	5.500%	10/01/2026	07/28/2013	A	$100,340
500,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2022	06/01/2022		561,165
30,000	FL Municipal Loan Council[1]	5.000	11/01/2031	07/28/2013	A	30,021
100,000	FL Municipal Loan Council[1]	5.250	11/01/2018	07/28/2013	A	100,236
10,000	FL Municipal Loan Council[1]	5.250	05/01/2019	07/28/2013	A	10,030
15,000	FL Municipal Loan Council[1]	5.250	12/01/2019	12/01/2013	A	15,314
30,000	FL Municipal Loan Council[1]	5.250	12/01/2019	12/01/2013	A	30,627
30,000	FL Municipal Loan Council[1]	5.250	12/01/2019	12/01/2013	A	30,377
50,000	Hernando County, FL School Board (Florida School Boards Association)[1]	5.000	07/01/2021	07/28/2013	A	50,091
55,000	Hillsborough County, FL IDA (Florida Health Sciences Center)	5.000	10/01/2018	10/01/2013	A	55,650
195,000	Hillsborough County, FL IDA (Florida Health Sciences Center)[1]	5.000	10/01/2018	10/01/2013	A	197,106
60,000	Hillsborough County, FL IDA (Florida Health Sciences Center)[1]	5.250	10/01/2024	10/01/2013	A	61,756
275,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.250	10/01/2028	10/01/2013	A	278,427
40,000	Miami Beach, FL Water & Sewer[1]	5.000	09/01/2030	07/28/2013	A	40,104
75,000	Miami Beach, FL Water & Sewer[1]	5.500	09/01/2027	07/28/2013	A	75,233
55,000	Miami-Dade County, FL IDA (BAC Funding Corp.)[1]	5.375	10/01/2030	07/28/2013	A	55,160
50,000	Miami-Dade County, FL Solid Waste[1]	4.750	10/01/2018	07/28/2013	A	50,174
55,000	Miami-Dade County, FL Solid Waste[1]	5.000	10/01/2020	07/28/2013	A	55,204
10,000	Miami-Dade County, FL Solid Waste[1]	5.500	10/01/2017	07/28/2013	A	10,042
70,000	Miami-Dade County, FL Stormwater Utility[1]	5.000	04/01/2024	07/28/2013	A	70,214
395,000	Miami-Dade County, FL Water & Sewer[1]	5.000	10/01/2029	07/28/2013	A	396,067
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	543,160
45,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/28/2013	A	45,207
500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	536,660
500,000	Tampa, FL Hospital[1]	5.000	07/01/2027	07/01/2022	A	525,720
250,000	Village Center, FL Community Devel. District[1]	5.000	10/01/2023	07/28/2013	A	250,025

						5,247,380

5	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Georgia—5.4%
$10,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000%	06/15/2037	05/26/2018	A	$10,100
545,000	Atlanta, GA Devel. Authority (TUFF ATDC)[1]	5.375	07/01/2032	07/28/2013	A	545,376
50,000	Atlanta, GA HDC (Bedford Tower)[1]	6.350	01/01/2023	07/28/2013	A	50,958
70,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2023	07/28/2013	A	70,244
200,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2029	07/28/2013	A	200,560
115,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2033	07/28/2013	A	115,284
500,000	Atlanta, GA Water & Wastewater Authority[1]	5.250	11/01/2034	11/01/2019	A	528,650
100,000	Bartow County, GA Devel. Authority (Georgia Power Company)[1]	5.100	06/01/2023	07/28/2013	A	100,152
25,000	Fulton County, GA Devel. Authority (Tuff Morehouse)[1]	5.000	02/01/2027	07/28/2013	A	25,066
25,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	07/28/2013	A	25,081
500,000	Randolph County, GA GO1	5.000	04/01/2030	01/28/2029	B	494,375
615,000	Savannah, GA Hospital Authority (St. Joseph’s-Candler Health System/St. Joseph Hospital/Candler Hospital Obligated Group)[1]	5.250	07/01/2023	01/01/2014	A	626,365
1,000,000	Tift County, GA Hospital Authority[1]	5.000	12/01/2029	12/01/2022	A	1,045,060

						3,837,271
Hawaii—0.0%
20,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)[1]	5.500	07/01/2028	07/28/2013	A	20,010
Illinois—5.7%
20,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	07/28/2013	A	20,030
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	07/28/2013	A	100,315
100,000	Chicago, IL GO1	5.000	01/01/2035	01/01/2014	A	101,461
100,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2022	07/28/2013	A	100,323
10,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2028	07/28/2013	A	10,025
60,000	Chicago, IL Midway Airport, Series B1	5.375	01/01/2016	07/28/2013	A	60,242
75,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2024	07/28/2013	A	75,252
500,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2025	07/28/2013	A	501,615
50,000	Chicago, IL Park District[1]	5.250	01/01/2022	07/28/2013	A	50,198
100,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/28/2013	A	100,762
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	194,471
250,000	IL COP[1]	5.800	07/01/2017	07/28/2013	A	250,335

6	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$755,000	IL Devel. Finance Authority (Provena Health)[1]	5.125%	05/15/2023	07/28/2013	A	$757,854
400,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	07/28/2013	A	401,584
40,000	IL Devel. Finance Authority (Provena Health)[1]	5.500	05/15/2021	07/28/2013	A	40,166
40,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	07/28/2013	A	40,176
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250	01/01/2022	04/14/2018	A	163,874
15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)[1]	5.250	02/15/2019	02/15/2014	A	15,249
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	178,028
50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	51,058
175,000	IL GO1	5.000	06/01/2020	07/28/2013	A	175,551
250,000	IL GO1	5.000	08/01/2023	08/01/2023		269,543
25,000	IL GO1	5.000	06/01/2027	07/28/2013	A	25,060
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	07/28/2013	A	70,188
60,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	07/05/2013	A	60,050
35,000	IL Sales Tax[1]	5.375	06/15/2015	07/24/2013	A	35,129
100,000	IL Sales Tax[1]	5.375	06/15/2016	07/24/2013	A	100,369
20,000	IL Sales Tax[1]	5.500	06/15/2015	07/24/2013	A	20,075
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000	01/01/2019	01/01/2018	A	38,946

						4,007,929
Indiana—0.4%
70,000	Delaware County, IN Redevel. District	6.875	02/01/2018	07/28/2013	A	70,190
40,000	IN Bond Bank	5.000	10/01/2019	07/28/2013	A	40,129
150,000	IN Devel. Finance Authority (RCAIN/RCAI/RCAP/CCF Obligated Group)[1]	5.125	01/01/2028	07/28/2013	A	150,081

						260,400
Kentucky—0.3%
35,000	KY EDFA (Norton Healthcare/Norton Hospitals Obligated Group)[1]	6.000	10/01/2018	10/01/2013	A	35,696

7	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Kentucky Continued
$175,000	KY EDFA (Norton Healthcare/Norton Hospitals Obligated Group)[1]	6.050%	10/01/2019	10/01/2013	A	$178,365

						214,061
Louisiana—3.3%
1,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2022	A	1,037,140
1,030,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	03/21/2020	B	1,027,425
25,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2017	07/28/2013	A	25,056
25,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2018	07/28/2013	A	25,054
215,000	Sabine River, LA Authority Pollution Control (International Paper Company)[1]	6.200	02/01/2025	07/28/2013	A	215,359

						2,330,034
Maine—0.1%
50,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group)[1]	5.000	07/01/2018	07/24/2013	A	50,109
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2021	07/28/2013	A	5,019
5,000	ME H&HEFA, Series A1	5.000	07/01/2019	07/28/2013	A	5,010

						60,138
Maryland—1.1%
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	09/01/2030	03/01/2021	A	267,903
500,000	MD EDC Student Hsg. (Salisbury University)[1]	5.000	06/01/2027	06/01/2023	A	506,630

						774,533
Massachusetts—0.8%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		272,680
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	266,105
30,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	07/28/2013	A	30,001

						568,786
Michigan—5.1%
100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		98,798
160,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2024	07/01/2024		159,998
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	502,505
550,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	07/01/2019	A	612,464
510,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	02/17/2032	B	499,928

8	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$500,000	Detroit, MI Water Supply System[1]	6.500%	07/01/2015	01/08/2015	B	$519,240
100,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	07/28/2013	A	100,264
250,000	MI Finance Authority (Crittendon Hospital Medical Center)[1]	5.000	06/01/2027	06/01/2022	A	260,715
250,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		280,373
200,000	MI Hospital Finance Authority (MidMH/MMMC/MMRMCC/ MMRMCG Obligated Group)[1]	5.000	04/15/2024	07/28/2013	A	200,182
140,000	MI Hospital Finance Authority (MidMichigan Health)	5.375	06/01/2027	07/28/2013	A	140,399
25,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	07/27/2013	A	25,047
15,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	07/28/2013	A	15,032
175,000	MI Strategic Fund Limited Obligation (NSF International)[1]	5.125	08/01/2019	08/01/2013	A	175,345

						3,590,290
Minnesota—0.4%
300,000	St. Paul, MN Port Authority (Office Building At Robert Street)[1]	5.250	12/01/2020	12/01/2013	A	306,375
Mississippi—0.8%
60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/28/2013	A	60,148
345,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/28/2013	A	345,835
145,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	157,479

						563,462
Missouri—0.6%
25,000	MO Devel. Finance Board (Crackerneck Creek)[1]	5.000	03/01/2026	03/01/2014	A	25,782
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	07/28/2013	A	20,075
75,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	07/28/2013	A	75,289
100,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/28/2013	A	100,417
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.750	01/01/2016	07/28/2013	A	20,088
10,000	MO Environmental Improvement & Energy Resources Authority[1]	5.900	01/01/2019	07/28/2013	A	10,045
20,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	07/22/2013	A	20,658
25,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/28/2013	A	25,092

9	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)[1]	5.000%	06/01/2027	07/28/2013	A	$100,270
35,000	Springfield, MO Public Building Corp.[1]	5.000	06/01/2017	07/28/2013	A	35,102

						432,818
Nevada—2.2%
100,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		101,426
200,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	205,168
500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	516,490
130,000	Reno, NV Capital Improvement[1]	5.375	06/01/2032	07/28/2013	A	130,057
200,000	Washoe County, NV Highway (Motor Vehicle Fuel Tax)[1]	5.000	02/01/2022	02/01/2019	A	225,014
340,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)[1]	5.000	06/01/2021	07/28/2013	A	340,418

						1,518,573
New Jersey—6.1%
750,000	Atlantic City, NJ GO1	5.000	11/01/2022	11/01/2022		825,953
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	07/28/2013	A	15,022
1,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2022	A	1,043,900
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.750	06/01/2017	07/28/2013	A	50,123
500,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000	07/01/2022	07/01/2022		554,675
80,000	NJ Health Care Facilities Financing Authority (Newton Memorial Hospital)[1]	5.000	07/01/2026	07/28/2013	A	80,078
250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)[1]	5.250	07/01/2026	07/01/2021	A	263,438
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	269,393
1,000,000	NJ Turnpike Authority[1]	5.000	01/01/2027	07/01/2022	A	1,094,010
90,000	Trenton, NJ Parking Authority[1]	5.000	10/01/2024	10/01/2013	A	90,783

						4,287,375
New York—4.0%
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	110,000
975,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A	998,078
1,000,000	NY MTA, Series D1	5.000	11/15/2028	11/15/2022	A	1,079,970

10	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$150,000	NYC GO1	5.250%	09/01/2022	09/01/2018	A	$170,100
250,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	07/28/2013	A	250,850
10,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016	07/28/2013	A	10,038
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	215,470

						2,834,506
North Carolina—1.1%
250,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital Obligated Group)[1]	5.000	11/01/2017	11/01/2013	A	253,815
500,000	NC Medical Care Commission (Vidant Health/Pitt County Memorial Hospital Obligated Group)[1]	5.000	06/01/2027	06/01/2022	A	526,330

						780,145
Ohio—1.3%
200,000	Hamilton County, OH Sales Tax[1]	5.000	12/01/2020	12/01/2016	A	220,182
30,000	Portsmouth, OH	5.200	09/01/2014	07/28/2013	A	30,090
250,000	Riversouth, OH Authority (Riversouth Area Redevel.)[1]	5.000	12/01/2024	12/01/2022	A	280,660
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	272,728
125,000	Southwest, OH Regional Water District[1]	5.000	12/01/2016	12/01/2013	A	126,819

						930,479
Oregon—1.1%
20,000	OR GO (Alternate Energy)[1]	5.000	01/01/2028	07/28/2013	A	20,018
60,000	OR GO (Elderly & Disabled Hsg.)[1]	5.150	08/01/2030	07/28/2013	A	60,151
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	572,910
115,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)[1]	5.000	11/15/2026	07/28/2013	A	115,343
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.) Series Q1	5.125	07/01/2024	07/12/2013	A	10,019
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M1	5.050	07/01/2023	07/12/2013	A	20,037

						798,478
Pennsylvania—1.8%
50,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		50,515
500,000	Northampton County, PA General Purpose Authority ( Moravian College)[1]	5.000	07/01/2031	07/01/2022	A	513,870
555,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	623,587

11	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania Continued
$40,000	Philadelphia, PA Gas Works[1]	5.000%	09/01/2029	09/01/2014	A	$40,185
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	07/28/2013	A	40,539

						1,268,696
Rhode Island—1.7%
100,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2014	07/28/2013	A	100,240
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	540,085
50,000	Providence, RI Public Building Authority, Series B1	5.375	12/15/2016	07/28/2013	A	50,107
25,000	RI Clean Water Finance Agency[1]	5.000	10/01/2035	10/01/2013	A	25,019
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	10/01/2013	A	35,417
245,000	RI Economic Devel. Corp. Airport[1]	5.000	07/01/2023	07/28/2013	A	245,855
165,000	RI Health & Educational Building Corp. (Newport Hospital)[1]	5.300	07/01/2029	07/28/2013	A	165,040
35,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.500	05/15/2016	07/28/2013	A	35,113

						1,196,876
South Carolina—2.0%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	551,920
50,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)	4.000	05/01/2016	07/28/2013	A	50,103
500,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)[1]	5.000	05/01/2025	07/28/2013	A	501,575
200,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)[1]	5.250	05/01/2017	07/28/2013	A	200,738
15,000	SC Hsg. Finance & Devel. Authority[1]	5.500	07/01/2032	01/01/2018	A	15,693
95,000	SC Jobs EDA (Palmetto Health)[1]	6.250	08/01/2031	08/01/2013	A	95,408

						1,415,437
Tennessee—1.3%
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	540,660
65,000	Lafollette, TN Electric System[1]	4.900	03/01/2019	07/28/2013	A	65,134
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		325,785

						931,579
Texas—7.8%
150,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	161,114
50,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	52,671

12	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500%	08/15/2036	08/15/2018	A	$72,927
1,000,000	Corpus Christi, TX Utility System[1]	5.000	07/15/2029	07/15/2022	A	1,072,910
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	136,631
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	135,664
50,000	Gonzales, TX Healthcare System	5.350	08/15/2015	07/28/2013	A	50,204
25,000	Harris County, TX Water Control & Improvement District No. 96[1]	5.000	09/01/2027	09/01/2013	A	25,207
120,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	07/28/2013	A	120,878
165,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	07/28/2013	A	166,209
250,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	07/28/2013	A	250,625
300,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	07/28/2013	A	301,875
50,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2020	07/28/2013	A	50,313
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	07/28/2013	A	20,067
50,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	05/17/2016	A	53,057
400,000	Northwest Freeway, TX Municipal Utility District	5.100	04/01/2021	07/28/2013	A	400,436
55,000	Port Houston, TX Authority[1]	5.000	10/01/2027	07/28/2013	A	55,156
100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	07/28/2013	A	100,250
55,000	TX GO1	5.250	08/01/2035	07/28/2013	A	55,640
20,000	TX Lower Colorado River Authority[1]	5.000	05/15/2021	07/28/2013	A	20,072
15,000	TX Lower Colorado River Authority[1]	5.000	05/15/2026	07/28/2013	A	15,050
5,000	TX Lower Colorado River Authority[1]	5.875	05/15/2016	07/28/2013	A	5,022
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	508,525
1,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2027	12/15/2022	A	1,010,230
190,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	02/15/2016	B	208,390
100,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	115,562
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		164,613
170,000	TX Water Devel. Board[1]	5.250	07/15/2015	07/28/2013	A	173,426

						5,502,724

13	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions—8.8%
$250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500%		07/01/2028	07/01/2028		$237,745
1,100,000	Puerto Rico Commonwealth GO1	3.182	[2]	07/01/2020	07/01/2020		1,099,099
200,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	07/01/2017	A	202,462
50,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	07/01/2026		47,034
340,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2027		326,529
500,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	07/01/2025		485,490
250,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2023	07/01/2023		239,365
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2025	07/01/2025		1,018,500
45,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/28/2013	A	45,124
115,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2020	10/01/2020		123,732
955,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	03/12/2025	B	946,386
100,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2017	07/28/2013	A	100,267
40,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2018	07/28/2013	A	40,100
85,000	Puerto Rico Municipal Finance Agency, Series A1	5.500		07/01/2017	07/22/2013	A	85,363
170,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2017	07/01/2017		175,197
100,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2023	07/01/2023		95,868
500,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2016	A	502,525
50,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2014	A	51,888
390,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	08/01/2019	A	398,810

							6,221,484
Vermont—1.5%
250,000	Burlington, VT GO1	5.000		11/01/2021	11/01/2021		268,360
250,000	Burlington, VT GO1	5.000		11/01/2027	11/01/2022	A	252,835
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000		11/01/2028	11/01/2022	A	556,770

							1,077,965
Washington—0.3%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	02/09/2024	B	19,778

14	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Washington Continued
$100,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375%	12/01/2014	07/28/2013	A	$100,269
95,000	WA Health Care Facilities Authority (Southwest Washington Medical Center)[1]	5.000	09/01/2028	07/28/2013	A	95,021

						215,068
West Virginia—0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)[1]	5.200	11/01/2021	11/01/2013	A	20,086
Wisconsin—2.5%
125,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)[1]	5.100	07/01/2022	01/01/2014	A	127,601
500,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	514,985
20,000	WI H&EFA (SJCHWB/SH/WBC Obligated Group)[1]	6.000	11/15/2032	08/01/2013	A	20,102
250,000	WI H&EFA (WFS)[1]	5.125	08/15/2033	08/15/2013	A	250,058
605,000	WI H&EFA (WFS)[1]	5.125	08/15/2030	08/15/2016	A	620,246
250,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)[1]	5.600	08/15/2023	08/15/2013	A	250,715

						1,783,707
Total Investments, at Value (Cost $75,934,449)-105.0%						74,263,621
Liabilities in Excess of Other Assets-(5.0)						(3,516,089)

Net Assets-100.0%						$70,747,532

Footnotes to Statement of Investments

*	June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.
**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
ATDC	Advanced Technology Development Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
CCF	Catholic Community Foundation
CDA	Communities Devel. Authority
CF	Carle Foundation
CHSB	Community Hospital of San Bernardino
CHW	Catholic Healthcare West
CMF	CHW Medical Foundation
COP	Certificates of Participation

15	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

CaHC	Carle Health Care
CaRC	Carle Retirement Centers
DHlth	Dignity Health
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
GHS	Gaston Health Services
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Health Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
MHCC	Masonic Health Care Center
MMMC	MidMichigan Medical Center
MMRMCC	Mid Michigan Regional Medical Center-Clare
MMRMCG	Mid Michigan Regional Medical Center-Gladwin
MTA	Metropolitan Transportation Authority
MVS	Masonic Village on the Square
MidMH	MidMichigan Health
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCAI	Roman Catholic Archdiocese of Indianapolis
RCAIN	Roman Catholic Archdiocese of Indiana
RCAP	Roman Catholic Archdiocese Properties
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SH	Synergyhealth
SJCHWB	St. Joseph’s Community Hospital of West Bend
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UMass	University of Massachusetts
WBC	West Bend Clinic
WFS	Wheaton Franciscan Services
WMA	Wisconsin Masonic Home

16	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

17	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

18	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

The table below categorizes amounts as of June 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$949,134	$—	$949,134
Alaska	—	10,717	—	10,717
Arizona	—	2,059,789	—	2,059,789
Arkansas	—	70,272	—	70,272
California	—	16,408,460	—	16,408,460
Colorado	—	872,049	—	872,049
Connecticut	—	501,175	—	501,175
District of Columbia	—	395,360	—	395,360
Florida	—	5,247,380	—	5,247,380
Georgia	—	3,837,271	—	3,837,271
Hawaii	—	20,010	—	20,010
Illinois	—	4,007,929	—	4,007,929
Indiana	—	260,400	—	260,400
Kentucky	—	214,061	—	214,061
Louisiana	—	2,330,034	—	2,330,034
Maine	—	60,138	—	60,138
Maryland	—	774,533	—	774,533
Massachusetts	—	568,786	—	568,786
Michigan	—	3,590,290	—	3,590,290
Minnesota	—	306,375	—	306,375
Mississippi	—	563,462	—	563,462
Missouri	—	432,818	—	432,818
Nevada	—	1,518,573	—	1,518,573
New Jersey	—	4,287,375	—	4,287,375
New York	—	2,834,506	—	2,834,506
North Carolina	—	780,145	—	780,145
Ohio	—	930,479	—	930,479
Oregon	—	798,478	—	798,478
Pennsylvania	—	1,268,696	—	1,268,696
Rhode Island	—	1,196,876	—	1,196,876
South Carolina	—	1,415,437	—	1,415,437
Tennessee	—	931,579	—	931,579
Texas	—	5,502,724	—	5,502,724
U.S. Possessions	—	6,221,484	—	6,221,484
Vermont	—	1,077,965	—	1,077,965
Washington	—	215,068	—	215,068
West Virginia	—	20,086	—	20,086
Wisconsin	—	1,783,707	—	1,783,707

Total Assets	$—	$74,263,621	$—	$74,263,621

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

19	Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$75,934,449

Gross unrealized appreciation	$507,812
Gross unrealized depreciation	(2,178,640)

Net unrealized depreciation	$(1,670,828)

20	Oppenheimer Rochester Intermediate Term Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/9/2013